U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.   Name and address of Issuer:

     Mercury Large Cap Series Funds, Inc.
     P.O. Box 9011
     Princeton, N.J. 08543-9011

2.   Name of each series or class of securities for
     which this Form is filed (if the Form is being
     filed for all series and classes of securities of
     the issuer, check the box but do not list series
     or classes):                                                   [ ]

     Mercury Large Cap Core Fund

3.   Investment Company Act File Number: 811-9697

     Securities Act File Number:                              333-91227

4.   (a) Last day of fiscal year for which this Form is filed:
                                                       October 31, 2001

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fees:

     (i)  Aggregate sales price of securities sold
          during the fiscal year pursuant to Section 24(f):  $5,430,623

     (ii) Aggregate price of securities redeemed or
          repurchased during the fiscal year:                  $466,521

    (iii) Aggregate price of securities redeemed or
          repurchased during any prior fiscal year
          ending no earlier than October 31, 1995,
          that were not previously used to reduce
          registration fees payable to the Commission:               $0

     (iv) Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                        $466,521

     (v)  Net sales - if Item 5(i) is greater than
          Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:   $4,964,102

     (vi) Redemption credits available for use in
          future years - if Item 5(i) is less than Item 5(iv):       $0

    (vii) Multiplier for determining registration
          fee (see instruction C.9):                            .000092

   (viii) Registration fee due [multiply Item 5(v)
          by Item 5(vii) (enter "0" if no fee is due)]:         $456.70

6.   Prepaid Shares

     If the response to Item 5(i) was determined by
     deducting an amount of securities that were
     registered under the Securities Act of 1933
     pursuant to Rule 24e-2 as in effect before October
     11, 1997, then report the amount of securities
     (number of shares or other units) deducted here:                 0

     If there is a number of shares or other units that
     were registered pursuant to Rule 24e-2 remaining
     unsold at the end of the fiscal year for which this
     Form is filed that are available for use by the
     issuer in future fiscal years, then state that
     number here:                                                     0

7.   Interest due - if this Form is being filed more
     than 90 days after the end of the issuer's fiscal
     year (see instruction D):                                       $0

8.   Total of the amount of the registration fee due
     plus any interest due [line 5(viii) plus line 7]:          $456.70

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     [X]  Wire Transfer

     [ ]  Mail or other means

                       SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By:


/s/ Alice A. Pellegrino
-----------------------
         Secretary


Date:  January 28, 2002


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


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.   Name and address of Issuer:

     Mercury Large Cap Series Funds, Inc.
     P.O. Box 9011
     Princeton, N.J.      08543-9011

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

     Mercury Large Cap Growth Fund

3.   Investment Company Act File Number:                       811-9697

     Securities Act File Number:                              333-91227

4.   (a) Last day of fiscal year for which this Form is
          filed:                                       October 31, 2001

     (b)  [ ] Check box if this Form is being filed late
          (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fees:

     (i)  Aggregate sales price of securities sold
          during the fiscal year pursuant to Section
          24(f):                                               $735,817

     (ii) Aggregate price of securities redeemed or
          repurchased during the fiscal year:                  $160,051

    (iii) Aggregate price of securities redeemed or
          repurchased during any prior fiscal year
          ending no earlier than October 31, 1995, that
          were not previously used to reduce
          registration fees payable to the Commission:           $3,299

     (iv) Total available redemption credits [add Items
          5(ii) and 5(iii)]:                                   $163,350

     (v)  Net sales - if Item 5(i) is greater than Item
          5(iv) [subtract Item 5(iv) from Item 5(i)]:          $572,467

     (vi) Redemption credits available for use in future
          years - if Item 5(i) is less than Item 5(iv):              $0

    (vii) Multiplier for determining registration fee
          (see instruction C.9):                                .000092

   (viii) Registration fee due [multiply Item 5(v) by
          Item 5(vii) (enter "0" if no fee is due)]:             $52.67

6.   Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

     7.   Interest due - if this Form is being filed
          more than 90 days after the end of the
          issuer's fiscal year (see instruction D):                  $0

     8.   Total of the amount of the registration fee
          due plus any interest due [line 5(viii) plus
          line 7]:                                               $52.67

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     [X]  Wire Transfer

     [ ]  Mail or other means

                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By:


/s/ Alice A. Pellegrino
-----------------------
         Secretary


Date:  January 28, 2002

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.   Name and address of Issuer:

     Mercury Large Cap Series Funds, Inc.
     P.O. Box 9011
     Princeton, N.J.      08543-9011

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

     Mercury Large Cap Value Fund

3.   Investment Company Act File Number:                       811-9697

     Securities Act File Number:                              333-91227

     4.   (a) Last day of fiscal year for which this
          Form is filed:                               October 31, 2001

     (b)  [ ] Check box if this Form is being filed late
          (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fees:

     (i)  Aggregate sales price of securities sold
          during the fiscal year pursuant to Section
          24(f):                                             $3,383,472

     (ii) Aggregate price of securities redeemed or
          repurchased during the fiscal year:                $1,191,506

     (iii) Aggregate price of securities redeemed or
          repurchased during any prior fiscal year
          ending no earlier than October 31, 1995, that
          were not previously used to reduce
          registration fees payable to the Commission:               $0

     (iv) Total available redemption credits [add Items
          5(ii) and 5(iii)]:                                 $1,191,506

     (v)  Net sales - if Item 5(i) is greater than Item
          5(iv) [subtract Item 5(iv) from Item 5(i)]:        $2,191,966

     (vi) Redemption credits available for use in future
          years - if Item 5(i) is less than Item 5(iv):              $0

    (vii) Multiplier for determining registration fee
          (see instruction C.9):                                .000092

   (viii) Registration fee due [multiply Item 5(v) by
          Item 5(vii) (enter "0" if no fee is due)]:            $201.67

6.   Prepaid Shares

     If the response to Item 5(i) was determined by
     deducting an amount of securities that were
     registered under the Securities Act of 1933
     pursuant to Rule 24e-2 as in effect before October
     11, 1997, then report the amount of securities
     (number of shares or other units) deducted here:                 0

If   there is a number of shares or other units that
     were registered pursuant to Rule 24e-2 remaining
     unsold at the end of the fiscal year for which this
     Form is filed that are available for use by the
     issuer in future fiscal years, then state that
     number here:                                                     0

7.   Interest due - if this Form is being filed more
     than 90 days after the end of the issuer's fiscal
     year (see instruction D):                                       $0

8.   Total of the amount of the registration fee due
     plus any interest due [line 5(viii) plus line 7]:          $201.67

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     [X]  Wire Transfer

     [ ]  Mail or other means

                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By:


/s/ Alice A. Pellegrino
-----------------------
         Secretary


Date:  January 28, 2002




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